Land Use Rights	12 Months Ended
Sep. 30, 2021
Land Use Rights [Abstract]
LAND USE RIGHTS

NOTE 7 – LAND USE RIGHTS

Land use rights as of September 30, 2021 and 2020 consisted of the following:

	2021	2020
Land use rights, cost	$1,719,978	$1,632,277
Less: accumulated amortization	(485,342)	(429,590)
Land use rights, net	$1,234,636	$1,202,687

Amortization expense was $32,349, $30,048 and $30,617 for the years ended September 30, 2021, 2020 and 2019, respectively.